Supplement dated June 16, 2004*
       to the Prospectuses and Statements of Additional Information dated
                                 April 30, 2004

                                                                                                   Prospectus           SAI
Product Name                                                                                         Form #           Form #

IDS Life of New York Flexible Annuity                                                            S-6175 W (4/04)  S-6336 A (4/04)

IDS Life of New York Flexible Portfolio Annuity                                                  S-6163 K (4/04)  S-6343 A (4/04)

Privileged Assets(R) Select Annuity                                                              S-6102 K (4/04)  S-6313 A (4/04)



On or about July 9, 2004, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.





S-6175-3 A (6/04)

* Valid until next prospectus update.
Destroy May 1, 2005